ACQUISITIONS AND INVESTMENTS - Additional Information (Detail) (USD $) In Millions, unless otherwise specified		1 Months Ended
	Dec. 31, 2010	Nov. 30, 2009 Unsecured Senior Notes	Dec. 31, 2012 Unsecured Senior Notes	Aug. 01, 2011 DataVision Resources	Dec. 31, 2011 Information Services	Sep. 30, 2010 Anakam, Inc	Dec. 31, 2012 Computer Sciences Corporation [Member]	Dec. 31, 2012 European and Latin American [Member]
Business Acquisition [Line Items]
Business acquisition	$ 12.3			$ 50.0	$ 82.4	$ 64.3	$ 1,000.0	$ 16.5
Debt, interest rate			3.30%
Debt, maturity duration		10 years